Schedule of Investments (unaudited)
May 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 79.0%
Communication Services — 9.3%
Diversified Telecommunication Services — 4.4%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$482,134
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,544,793
AT&T Inc., Senior Notes	1.650%	2/1/28	3,220,000	2,846,219
AT&T Inc., Senior Notes	2.250%	2/1/32	1,550,000	1,250,297
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	331,454
AT&T Inc., Senior Notes	5.350%	9/1/40	480,000	459,368
AT&T Inc., Senior Notes	5.550%	8/15/41	450,000	441,020
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	292,862
AT&T Inc., Senior Notes	3.500%	9/15/53	620,000	419,066
AT&T Inc., Senior Notes	3.800%	12/1/57	27,290,000	19,014,082
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,024,754
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	360,417
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	141,738
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	360,000	322,604
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	502,087
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	340,722
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	626,923
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	1,370,000	1,155,543
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	3,294,000	2,675,054
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	3,160,000	2,965,008
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,950,000	2,721,199
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,298,593
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,830,000	1,261,432
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	210,000	160,762
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	79,735
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	540,000	340,491
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,400,000	3,866,984
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	3,000,000	2,269,630
Total Diversified Telecommunication Services				49,194,971
Entertainment — 0.4%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	320,000	303,514
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	410,000	377,686
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,830,000	1,602,359
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	107,496
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,830,000	1,445,563
Total Entertainment				3,836,618
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	139,000	137,614
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	700,000	658,618
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	1,917,184
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	$540,000	$474,745
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	117,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,580,000	3,965,574
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	192,981
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	369,405
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	732,023
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,910,000	2,237,997
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	2,670,000	1,970,225
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	5,035,000	3,972,963
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	500,000	391,287
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,178,243
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	255,489
Comcast Corp., Senior Notes	4.250%	10/15/30	5,280,000	5,027,770
Comcast Corp., Senior Notes	3.750%	4/1/40	330,000	267,622
Comcast Corp., Senior Notes	4.000%	8/15/47	140,000	109,904
Comcast Corp., Senior Notes	3.969%	11/1/47	1,480,000	1,154,886
Comcast Corp., Senior Notes	3.450%	2/1/50	1,010,000	713,239
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	969,376
Comcast Corp., Senior Notes	2.887%	11/1/51	2,000,000	1,245,073
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	1,584,359
Fox Corp., Senior Notes	5.576%	1/25/49	2,120,000	1,939,232
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	270,000	256,190
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	1,745,848
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	136,087
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,136,614
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	41,845
Total Media				34,899,567
Wireless Telecommunication Services — 1.4%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	95,920
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	455,540
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,970,000	10,665,837
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	2,820,000	2,288,517
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	234,867
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,720,000	1,235,028
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	780,000	525,574
Total Wireless Telecommunication Services				15,501,283

Total Communication Services				103,432,439
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 4.8%
Automobiles — 0.6%
General Motors Co., Senior Notes	6.600%	4/1/36	$350,000	$366,762
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	202,028
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	997,994
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	880,203
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	253,345
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,121,864 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	1,899,494 (a)
Total Automobiles				6,721,690
Broadline Retail — 2.4%
Amazon.com Inc., Senior Notes	3.450%	4/13/29	3,020,000	2,853,088
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,292,630
Amazon.com Inc., Senior Notes	2.100%	5/12/31	11,180,000	9,352,840
Amazon.com Inc., Senior Notes	3.600%	4/13/32	8,260,000	7,551,778
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	447,888
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	418,209
Amazon.com Inc., Senior Notes	3.100%	5/12/51	4,880,000	3,330,447
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	99,950
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	925,858
Total Broadline Retail				26,272,688
Hotels, Restaurants & Leisure — 1.3%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,000,000	1,996,251
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,763,880
McDonald’s Corp., Senior Notes	3.625%	9/1/49	5,570,000	4,049,452
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,310,860
Sands China Ltd., Senior Notes	2.300%	3/8/27	950,000	865,545
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	984,563
Sands China Ltd., Senior Notes	2.850%	3/8/29	570,000	500,650
Total Hotels, Restaurants & Leisure				14,471,201
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,050,000	815,355
Home Depot Inc., Senior Notes	4.950%	9/15/52	3,520,000	3,232,836
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	820,000	713,348
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,160,978
Total Specialty Retail				5,922,517

Total Consumer Discretionary				53,388,096
Consumer Staples — 2.2%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	615,979
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	249,441
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	360,664
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,153,000	1,014,819
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	91,326
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	490,000	478,375
Total Beverages				2,810,604
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	$1,250,000	$998,411
Food Products — 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	1,816,393 (a)
Personal Care Products — 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	660,000	628,346
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	450,000	415,372
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	710,000	633,789
Total Personal Care Products				1,677,507
Tobacco — 1.6%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	123,034
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	43,173
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	675,467
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	752,788
Altria Group Inc., Senior Notes	3.700%	2/4/51	6,900,000	4,656,252
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,945,000	2,790,878
BAT Capital Corp., Senior Notes	7.750%	10/19/32	4,140,000	4,677,213
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	3,866,784
Total Tobacco				17,585,589

Total Consumer Staples				24,888,504
Energy — 12.3%
Oil, Gas & Consumable Fuels — 12.3%
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	185,117
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,720,688
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	7,600,000	4,914,254
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	473,128
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,470,000	2,973,424 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,008,536 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	132,354
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	315,053 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,680,000	1,614,374
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	315,456 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,740,000	1,669,828
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,570,000	2,447,742
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,457,019
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	335,234
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,239,722
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	635,699
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	673,392
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	5,240,000	4,808,705
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	788,728
Ecopetrol SA, Senior Notes	5.875%	11/2/51	10,350,000	7,174,145
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	2,843,497
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	186,987
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	547,089
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,040,000	2,781,822
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	5.300%	4/1/44	$40,000	$35,866
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	575,123
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	2,820,453
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	637,086
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,652,010
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	411,223
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,420,000	3,041,076
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	283,691
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	88,851
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	154,713
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,380,000	1,749,594
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,450,000	2,279,677 (b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,190,000	2,154,024
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,062,509
EOG Resources Inc., Senior Notes	4.950%	4/15/50	5,580,000	5,154,778
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,286,140
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,990,000	1,847,020
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	1,719,241
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,720,000	2,305,623
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	12,290,000	10,493,079 (a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,280,000	1,241,671
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	200,000	187,842
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	533,011
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	195,845
MPLX LP, Senior Notes	5.200%	3/1/47	290,000	260,810
MPLX LP, Senior Notes	5.200%	12/1/47	420,000	374,983
MPLX LP, Senior Notes	5.500%	2/15/49	360,000	333,399
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,638,299
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,437,488
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	189,460
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,151,341
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	660,726
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	224,330
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	208,453
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	751,610
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,449,509
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	339,827
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	4,320,000 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,648,626
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	1,654,454 (a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	722,090
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,307,000	878,758
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	486,646
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	660,000	551,835
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,293,229
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	4.550%	8/12/43	$1,000,000	$892,763
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,289,489
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	695,058
Targa Resources Corp., Senior Notes	6.250%	7/1/52	290,000	292,641
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,800,000	1,710,695
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,630,000	2,284,629 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	4,492,808
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	474,543
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	2,650,000	2,012,415
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,380,000	1,353,016
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	289,215
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,680,000	2,484,302
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	400,000	347,655
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	1,788,125
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	331,498
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,334,785

Total Energy				136,801,649
Financials — 25.4%
Banks — 16.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,822,704 (a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,000,000	2,941,495 (a)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	768,297 (b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	2,764,203
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,040,000	3,859,204 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	13,500,000	11,140,490 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	514,793 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	3,240,000	2,731,543 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	599,000	560,944 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	500,000	474,614 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	6,480,000	6,306,604 (b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	992,802
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	957,777
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	93,539 (b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,450,000	3,993,451 (b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	590,000	576,775 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	5,270,000	5,087,951 (b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	670,000	643,843 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,080,000	1,042,342 (a)(b)
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	$5,000,000	$4,380,463 (a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	6,490,000	6,323,005 (a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	6,200,000	6,045,175 (a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,495,329 (a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,000,000	2,945,495 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	2,741,061
Citigroup Inc., Senior Notes	4.650%	7/23/48	980,000	864,159
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,460,000	1,246,011 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	260,000	231,120 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	14,500,000	13,909,774 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,258,423
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	460,000	459,720
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,990,000	2,910,955
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	344,653
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	587,048
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,280,000	2,241,055
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,060,000	2,942,223
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,110,000	1,869,959 (a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	2,884,023 (a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	1,970,875 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,880,000	2,780,355 (a)(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. Term SOFR + 1.796%)	4.583%	6/19/29	200,000	193,097 (b)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	730,000	715,890
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	3,720,000	3,441,106 (b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,826,394 (a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	170,000	164,697 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,449,091 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,280,000	871,028 (b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	380,000	301,064 (b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. Term SOFR + 1.722%)	4.032%	7/24/48	2,500,000	2,029,103 (b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	570,000	546,371 (b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	22,705,000	22,011,806 (b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,296,820
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	794,362
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	600,000	522,212 (b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	2,420,000	2,338,072
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	458,503
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	$4,000,000	$3,920,736 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	1,090,000	1,097,489 (b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	350,000	350,601 (b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	765,337 (a)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	770,000	778,749 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	270,000	272,294 (b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	10,000	9,687 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	130,000	112,147 (b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	13,687,000	11,691,214 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	3,860,000	3,844,127 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,020,000	1,026,038 (b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	390,218
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	559,448
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,365,962
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,334,476
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	808,288
Total Banks				181,990,679
Capital Markets — 5.9%
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,740,000	1,577,282
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,980,000	1,400,766 (b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	420,000	311,501 (b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	5,980,000	4,537,156 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,000,000	958,881 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,010,000	992,283
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,672,175
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	957,049
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	452,929 (a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,229,613 (b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	16,200,000	17,134,510 (b)
UBS AG, Senior Notes	3.625%	9/9/24	550,000	546,943
UBS AG, Senior Notes	3.700%	2/21/25	1,380,000	1,360,523
UBS Group AG, Senior Notes	4.125%	9/24/25	1,440,000	1,410,466 (a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	13,456,786 (a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	3,605,010 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	11,864,308 (a)(b)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	730,000	769,093 (a)(b)
Total Capital Markets				66,237,274
Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,450,000	1,349,580
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	$1,130,000	$1,021,488
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	587,998
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	382,808 (a)
Mastercard Inc., Senior Notes	3.650%	6/1/49	13,610,000	10,427,281
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	367,246 (a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	5,236,602
Visa Inc., Senior Notes	4.300%	12/14/45	7,985,000	6,942,319
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,391,950
Total Financial Services				27,707,272
Insurance — 0.7%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	413,000	320,187
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	403,970
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	799,423 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	7,580,000	6,103,694 (a)
Total Insurance				7,627,274
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	455,887 (a)

Total Financials				284,018,386
Health Care — 9.0%
Biotechnology — 2.6%
AbbVie Inc., Senior Notes	3.800%	3/15/25	150,000	148,004
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,061,525
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,377,508
AbbVie Inc., Senior Notes	3.200%	11/21/29	9,410,000	8,581,848
AbbVie Inc., Senior Notes	4.400%	11/6/42	6,270,000	5,514,085
AbbVie Inc., Senior Notes	4.875%	11/14/48	8,190,000	7,523,764
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,210,000	2,149,033
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	359,916
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,394,478
Total Biotechnology				29,110,161
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,567,251
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,130,000	5,777,198
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	357,000	315,034
Total Health Care Equipment & Supplies				8,659,483
Health Care Providers & Services — 4.4%
Cigna Group, Senior Notes	4.375%	10/15/28	700,000	676,767
Cigna Group, Senior Notes	4.800%	8/15/38	1,680,000	1,536,834
Cigna Group, Senior Notes	3.400%	3/15/50	8,900,000	6,062,180
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	422,226
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	470,624
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	3,559,898
CVS Health Corp., Senior Notes	4.250%	4/1/50	5,590,000	4,235,433
Elevance Health Inc., Senior Notes	3.650%	12/1/27	2,990,000	2,845,884
Elevance Health Inc., Senior Notes	4.100%	5/15/32	4,100,000	3,779,284
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Humana Inc., Senior Notes	3.950%	3/15/27	$2,130,000	$2,053,938
Humana Inc., Senior Notes	3.700%	3/23/29	1,350,000	1,259,255
Humana Inc., Senior Notes	2.150%	2/3/32	2,190,000	1,734,084
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,160,154
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	1,691,823
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	7,140,000	6,827,657
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,240,000	3,035,665
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,038,874
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	107,374
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	868,553
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	587,403
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,530,000	1,584,797
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	4,620,000	2,917,417
Total Health Care Providers & Services				49,456,124
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,767,000	2,563,468
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	1,635,153
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	124,966
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	1,576,886
Pfizer Inc., Senior Notes	4.000%	3/15/49	5,770,000	4,649,974
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,340,716
Total Pharmaceuticals				12,891,163

Total Health Care				100,116,931
Industrials — 4.2%
Aerospace & Defense — 2.8%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	488,294
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	474,094
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	578,248
Boeing Co., Senior Notes	3.200%	3/1/29	1,450,000	1,275,147
Boeing Co., Senior Notes	3.250%	2/1/35	1,720,000	1,300,124
Boeing Co., Senior Notes	5.705%	5/1/40	570,000	524,139
Boeing Co., Senior Notes	3.750%	2/1/50	780,000	507,822
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	70,432
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	950,000	880,511
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,380,000	2,205,159
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	4,657,814
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	16,160,000	12,977,801
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	4,750,000	3,771,750
RTX Corp., Senior Notes	4.125%	11/16/28	110,000	105,417
RTX Corp., Senior Notes	4.050%	5/4/47	2,430,000	1,919,093
Total Aerospace & Defense				31,735,845
Air Freight & Logistics — 0.6%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	6,604,416 (a)
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	667,401
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — continued
Carrier Global Corp., Senior Notes	2.700%	2/15/31	$110,000	$94,191
Carrier Global Corp., Senior Notes	3.577%	4/5/50	60,000	43,754
Total Building Products				805,346
Ground Transportation — 0.5%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	1,688,644
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,930,000	2,147,219
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,181,277
Total Ground Transportation				5,017,140
Machinery — 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	242,848
Passenger Airlines — 0.2%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,484,122
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	76,500	75,661 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	146,124 (a)
Total Passenger Airlines				1,705,907
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	536,678

Total Industrials				46,648,180
Information Technology — 3.0%
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,100,000	1,754,727
Broadcom Inc., Senior Notes	4.150%	11/15/30	709,000	664,167
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,180,000	938,448 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	70,679 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	959,000	893,061 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,950,000	1,674,839
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	519,561
KLA Corp., Senior Notes	4.650%	7/15/32	500,000	484,738
NVIDIA Corp., Senior Notes	3.500%	4/1/50	3,360,000	2,574,030
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	1,620,107
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	2,650,000	2,413,794
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	645,766
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,432,715
Total Semiconductors & Semiconductor Equipment				16,686,632
Software — 1.2%
Oracle Corp., Senior Notes	1.650%	3/25/26	5,490,000	5,138,052
Oracle Corp., Senior Notes	2.950%	4/1/30	400,000	353,377
Oracle Corp., Senior Notes	3.250%	5/15/30	5,490,000	4,946,405
Workday Inc., Senior Notes	3.700%	4/1/29	3,697,000	3,461,610
Total Software				13,899,444
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	3.950%	8/8/52	3,864,000	3,117,887

Total Information Technology				33,703,963
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 3.8%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	$720,000	$705,194 (a)
Metals & Mining — 2.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	278,076 (a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	3,600,000	3,442,048 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	6,750,000	6,732,019
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,007,401
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,540,000	5,218,738
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	8,704,406
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	870,000	802,023
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	2,791,928
Total Metals & Mining				28,976,639
Paper & Forest Products — 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	6,511,913 (a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,880,000	3,841,449
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	3,000,000	2,586,873
Total Paper & Forest Products				12,940,235

Total Materials				42,622,068
Real Estate — 0.2%
Retail REITs — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,895,095 (a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	301,976 (a)

Total Real Estate				2,197,071
Utilities — 4.8%
Electric Utilities — 4.8%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	1,982,818 (a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	700,000	471,443
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	9,960,000	9,491,804
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	13,220,000	11,375,083
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	3,751,000	2,938,331
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,451,374
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	580,000	382,966
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	8,000,000	7,039,384 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.250%	1/25/49	5,000,000	4,952,917 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.875%	7/17/49	4,450,000	3,631,865 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	5,500,000	4,207,860 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	8,660,000	6,207,801 (a)

Total Utilities				54,133,646
Total Corporate Bonds & Notes (Cost — $937,752,485)				881,950,933
Asset-Backed Securities — 8.0%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.325%	4/20/36	1,000,000	1,013,009 (a)(b)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.079%	10/15/36	2,360,000	2,380,927 (a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. Term SOFR + 1.262%)	6.586%	4/20/31	1,602,059	1,605,204 (a)(b)
Birch Grove CLO Ltd., 2023-7A A1 (3 mo. Term SOFR + 1.800%)	7.177%	10/20/36	1,735,000	1,747,857 (a)(b)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.928%	4/20/37	4,840,000	4,889,228 (a)(b)
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. Term SOFR + 1.262%)	6.586%	4/20/31	$2,355,751	$2,357,584 (a)(b)
BlueMountain CLO Ltd., 2021-28A A (3 mo. Term SOFR + 1.522%)	6.850%	4/15/34	9,440,000	9,448,317 (a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. Term SOFR + 2.012%)	7.340%	1/15/31	500,000	500,410 (a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.636%	7/27/31	1,417,068	1,422,236 (a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.286%	4/20/29	3,000,000	3,003,309 (a)(b)
CIFC Funding Ltd., 2017-1A ARR (3 mo. Term SOFR + 1.550%)	6.830%	4/21/37	1,320,000	1,321,161 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	9,100,000	9,146,010 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	6.911%	4/25/37	5,100,000	5,100,186 (a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.274%	4/25/36	1,580,000	1,591,827 (a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.041%	11/30/32	700,000	701,377 (a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,386,744	1,153,749 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.186%	10/20/30	2,680,000	2,690,027 (a)(b)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	6.854%	4/20/37	10,280,000	10,315,100 (a)(b)
Ocean Trails CLO, 2020-10A AR (3 mo. Term SOFR + 1.482%)	6.810%	10/15/34	3,085,000	3,086,239 (a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.584%	2/14/31	8,602,733	8,622,673 (a)(b)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	7.149%	4/20/36	2,490,000	2,517,269 (a)(b)
Palmer Square CLO Ltd., 2022-5A A (3 mo. Term SOFR + 2.000%)	7.325%	10/20/35	1,000,000	1,003,070 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	5,000,000	5,055,218 (a)(b)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.969%	1/14/34	2,080,000	2,087,056 (a)(b)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.181%	1/23/37	1,810,000	1,825,095 (a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. Term SOFR + 1.302%)	6.626%	4/20/34	1,530,000	1,532,295 (a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.715%	7/24/32	1,860,000	1,864,763 (a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.805%	10/24/34	1,750,000	1,753,715 (a)(b)

Total Asset-Backed Securities (Cost — $89,571,442)				89,734,911
Sovereign Bonds — 6.8%
Colombia — 2.4%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	38,670,000	27,215,276
Israel — 0.5%
Israel Government International Bond, Senior Notes	4.125%	1/17/48	7,060,000	5,220,390
Kazakhstan — 0.4%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	4,088,434 (a)
Mexico — 3.5%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	53,510,000	39,589,475

Total Sovereign Bonds (Cost — $70,547,820)				76,113,575
U.S. Government & Agency Obligations — 2.8%
U.S. Government Obligations — 2.8%
U.S. Treasury Bonds	4.375%	8/15/43	250,000	238,809
U.S. Treasury Bonds	4.500%	2/15/44	760,000	737,734
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	766,912 (d)
U.S. Treasury Bonds	1.375%	8/15/50	10,000	5,031
U.S. Treasury Bonds	1.625%	11/15/50	230,000	123,796
U.S. Treasury Bonds	3.000%	8/15/52	140,000	103,723
U.S. Treasury Bonds	4.000%	11/15/52	10,000	8,982
U.S. Treasury Bonds	3.625%	5/15/53	1,730,000	1,449,517
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series C Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.125%	8/15/53	$6,000,000	$5,504,766
U.S. Treasury Bonds	4.750%	11/15/53	16,400,000	16,712,625
U.S. Treasury Notes	3.750%	12/31/28	200,000	193,613
U.S. Treasury Notes	4.000%	1/31/29	450,000	440,227
U.S. Treasury Notes	4.250%	3/31/29	450,000	442,459
U.S. Treasury Notes	4.625%	4/30/29	930,000	934,650
U.S. Treasury Notes	3.875%	11/30/29	1,140,000	1,104,909
U.S. Treasury Notes	3.500%	2/15/33	440,000	408,633
U.S. Treasury Notes	3.875%	8/15/33	20,000	19,064
U.S. Treasury Notes	4.000%	2/15/34	1,490,000	1,432,844

Total U.S. Government & Agency Obligations (Cost — $31,860,336)				30,628,294
Total Investments before Short-Term Investments (Cost — $1,129,732,083)				1,078,427,713
			Shares
Short-Term Investments — 0.1%
BNY Mellon Cash Reserve Fund (Cost — $1,820,691)	2.200%		1,820,691	1,820,691 (e)
Total Investments — 96.7% (Cost — $1,131,552,774)				1,080,248,404
Other Assets in Excess of Liabilities — 3.3%				36,481,093
Total Net Assets — 100.0%				$1,116,729,497

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	618	9/24	$126,043,938	$125,888,532	$(155,406)
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

 Western Asset SMASh Series C Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Long-Term Bonds	1,668	9/24	$195,190,993	$193,592,250	$(1,598,743)
U.S. Treasury Ultra 10-Year Notes	47	9/24	5,275,254	5,265,469	(9,785)
					(1,763,934)
Contracts to Sell:
U.S. Treasury 5-Year Notes	306	9/24	32,428,298	32,373,845	54,453
U.S. Treasury 10-Year Notes	2,374	9/24	259,149,627	258,283,793	865,834
U.S. Treasury Ultra Long-Term Bonds	236	9/24	29,243,310	28,895,250	348,060
					1,268,347
Net unrealized depreciation on open futures contracts					$(495,587)
At May 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.42 Index	$984,319,000	6/20/29	1.000% quarterly	$22,074,152	$20,964,456	$1,109,696

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series C Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$881,950,933	—	$881,950,933
Asset-Backed Securities	—	89,734,911	—	89,734,911
Sovereign Bonds	—	76,113,575	—	76,113,575
U.S. Government & Agency Obligations	—	30,628,294	—	30,628,294
Total Long-Term Investments	—	1,078,427,713	—	1,078,427,713
Short-Term Investments†	—	1,820,691	—	1,820,691
Total Investments	—	$1,080,248,404	—	$1,080,248,404
Other Financial Instruments:
Futures Contracts††	$1,268,347	—	—	$1,268,347
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$1,109,696	—	1,109,696
Total Other Financial Instruments	$1,268,347	$1,109,696	—	$2,378,043
Total	$1,268,347	$1,081,358,100	—	$1,082,626,447

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,763,934	—	—	$1,763,934

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2024. The following transactions were effected in such company for the period ended May 31, 2024.

	Affiliate Value at February 29, 2024	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$998,600	—	—	$1,000,000	1,000,000

Western Asset SMASh Series C Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2024
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$2,441	$1,400	—

Western Asset SMASh Series C Fund 2024 Quarterly Report